DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)		6 Months Ended	10 Months Ended
	Nov. 23, 2021	Jun. 30, 2022	Dec. 31, 2021
Entity incorporation, date of incorporation		Mar. 08, 2021	Mar. 08, 2021
Proceeds from initial public offering			$ 197,498,815
Offering costs			582,540
Deferred underwriting commissions	$ 5,999,964		$ 5,999,964
Warrants price per share		$ 0.01	$ 0.01
Transaction costs	9,351,106		$ 9,351,106
Underwriting fees	2,499,985		2,499,985
Sale of stock consideration on transaction, fair value	268,617		268,617
Other offering costs	582,540		582,540
Tangible assets net		$ 5,000,001	5,000,001
Cash		776,483	1,028,183
Working capital		$ 184,811	1,555,816
Ownership interest		50.00%
Sponsor [Member]
Stock issued	25,100		25,100
Notes issued	$ 400,000		400,000
Maximum [Member]
Dissolution expenses		$ 100,000	$ 100,000
Common Class A [Member]
Sale of stock price per share		$ 12.00	$ 12.00
IPO [Member]
Sale of stock price per share	$ 10.15	10.15	$ 10.15
Proceeds from initial public offering	$ 202,998,782		$ 202,998,782
Offering price		10.15	$ 10.00
IPO [Member] | Three Month Extensions [Member]
Sale of stock price per share		$ 10.45	$ 10.45
IPO [Member] | Common Class A [Member]
Stock issued during period, new issues	19,999,880
Sale of stock price per share	$ 10.00
Proceeds from initial public offering	$ 199,998,800
Offering costs	9,351,106
Deferred underwriting commissions	$ 5,999,964
Warrants price per share	$ 11.50
Underwriting fees	$ 2,499,985
Sale of stock consideration on transaction, fair value	268,617
Other offering costs	$ 582,540
Over-Allotment Option [Member]
Stock issued during period, new issues	2,608,680		2,608,680
Private Placement Warrants [Member]
Warrants issued, shares	7,796,842		7,796,842
Warrants price per share	$ 1.00		$ 1.00
Proceeds from warrants	$ 7,796,842		$ 7,796,842